Goodwill (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Average expected rates of inflation	2.00%	2.00%
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections, term	50 years
Discount rate (as a percent)	8.00%
Discount rate applied to cash flow projections, term, period one	10 years
Average expected rates of inflation	2.00%	2.00%
Discount rate applied to cash flow projections, term, period two	40 years